Commitments And Contingencies - Schedule of contracts to purchase services under which non-cancellable future minimum payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,968	$ 5,450
2026	3,933	3,600
2027	3,033	2,700
2028	270
2029	131
Total	$ 9,335	$ 11,750